Property and Equipment (Details) - Angel Studios, Inc. CIK: 0001671941 - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment
Property and equipment, gross	$ 3,427,723	$ 3,126,897
Less accumulated depreciation and amortization	(2,648,796)	(1,914,841)
Property and equipment, net	778,927	1,212,056
Depreciation and amortization expense	700,000	700,000	$ 500,000
Computer equipment
Property and Equipment
Property and equipment, gross	1,685,254	1,630,746
Leasehold improvements
Property and Equipment
Property and equipment, gross	454,082	420,903
Computer software
Property and Equipment
Property and equipment, gross	545,255	386,035
Furniture and fixtures
Property and Equipment
Property and equipment, gross	355,764	355,764
Production equipment
Property and Equipment
Property and equipment, gross	280,512	275,513
Warehouse equipment
Property and Equipment
Property and equipment, gross	$ 106,856	$ 57,936